Financial assets and liabilities (Tables)	12 Months Ended
Jun. 30, 2026
Disclosure Of Financial Assets And Liabilities [Abstract]
Summary of Financial Instruments
The Group holds the following financial instruments:

Financial assets (in U.S. dollars, in thousands)	Notes	Assets at FVOCI(1)	Assets at FVTPL(2)	Assets at amortized cost	Total
As of June 30, 2026
Cash & cash equivalents	5(a)	—	—	102,914	102,914
Trade & other receivables	5(b)	—	—	57,660	57,660
Financial assets at fair value through other comprehensive income		—	—	—	—
Other non-current assets	5(c)	—	—	1,204	1,204
		—	—	161,778	161,778
As of June 30, 2025
Cash & cash equivalents	5(a)	—	—	161,551	161,551
Trade & other receivables	5(b)	—	—	14,866	14,866
Financial assets at fair value through other comprehensive income		1,388	—	—	1,388
Other non-current assets	5(c)	—	—	1,296	1,296
		1,388	—	177,713	179,101
(1)Fair value through other comprehensive income
(2)Fair value through profit or loss

Financial liabilities (in U.S. dollars, in thousands)	Notes	Liabilities at FVOCI(1)	Liabilities at FVTPL(2)	Liabilities at amortized cost	Total
As of June 30, 2026
Trade and other payables	5(d)	—	—	46,806	46,806
Borrowings	5(e)	—	—	119,235	119,235
Contingent consideration	5(f)(iii)	—	7,352	—	7,352
Warrant liability	5(f)(vi)	—	8,912	—	8,912
		—	16,264	166,041	182,305
As of June 30, 2025
Trade and other payables	5(d)	—	—	19,082	19,082
Borrowings	5(e)	—	—	121,894	121,894
Contingent consideration	5(f)(iii)	—	21,779	—	21,779
Warrant liability	5(f)(vi)	—	5,724	—	5,724
		—	27,503	140,976	168,479
(1)Fair value through other comprehensive income
(2)Fair value through profit or loss

Summary of Cash and Cash Equivalents	a. Cash and cash equivalents

	As of June 30,
(in U.S. dollars, in thousands)	2026	2025
Cash at bank	47,390	161,158
Deposits at call	55,524	393
	102,914	161,551

Summary of Trade and Other Receivables and Prepayments
b.    Trade and other receivables and prepayments
(i)    Trade and other receivables

	As of June 30,
(in U.S. dollars, in thousands)	2026	2025
Trade receivables, net(1)	57,076	13,911
Taxes recoverable (Goods and services tax, foreign withholding tax and value added tax)	583	765
Other receivables	1	190
Trade and other receivables	57,660	14,866
(1)As of June 30, 2026 and June 30, 2025, gross trade receivables is offset by estimated government chargebacks of $2.1 million and $0.9 million, respectively.
(ii)    Prepayments

	As of June 30,
(in U.S. dollars, in thousands)	2026	2025
Prepaid manufacturing costs	5,695	1,796
Prepaid insurance and subscriptions	2,235	1,967
Clinical trial research and development expenditure	441	1,402
Other	435	522
Prepayments	8,806	5,687

Summary of Other Non-current Assets	Other non-current assets

	As of June 30,
(in U.S. dollars, in thousands)	2026	2025
Bank guarantee	383	475
Letter of credit	569	569
Security deposit	252	252
	1,204	1,296

Summary of Trade and Other Payables	Trade and other payables

	As of June 30,
(in U.S. dollars, in thousands)	2026	2025
Trade payables and other payables	34,508	18,133
Gross to net accruals	12,298	949
Trade and other payables	46,806	19,082

Summary of Borrowings	. Borrowings

	As of June 30,
(in U.S. dollars, in thousands)	2026	2025
Borrowings
Secured liabilities:
Borrowing arrangements	121,039	81,919
Less: transaction costs	(2,946)	(10,782)
Amortization of carrying amount, net of payments made	1,142	50,757
	119,235	121,894

	As of June 30,
(in U.S. dollars, in thousands)	2026	2025
Borrowings
Current
Borrowings - Credit-line facility	10,597	—
Borrowings - NovaQuest	—	11,153
Borrowings - Oaktree	—	43,002
	10,597	54,155
Non-current
Borrowings - Credit-line facility	108,638	—
Borrowings - NovaQuest	—	67,739
	108,638	67,739
	119,235	121,894

Summary of Net Debt
(iii)    Net debt reconciliation

	As of June 30,
(in U.S. dollars, in thousands)	2026	2025
Cash and cash equivalents	102,914	161,551
Borrowings	(119,235)	(121,894)
Lease liabilities	(8,099)	(6,263)
Warrant liability	(8,912)	(5,724)
Net Debt	(33,332)	27,670

Cash and cash equivalents	102,914	161,551
Gross debt - fixed interest rates	(127,334)	(128,157)
Warrant liability	(8,912)	(5,724)
Net Debt	(33,332)	27,670

Summary of Net Debt Reconciliation

	Liabilities from financing activities				Other assets
(in U.S. dollars, in thousands)	Borrowings	Leases	Warrant liability	Sub-total	Cash and cash equivalents	Total
As at June 30, 2025	(121,894)	(6,263)	(5,724)	(133,881)	161,551	27,670
Cash Flows(1)	23,907	2,419	(3,961)	22,365	(60,182)	(37,817)
Remeasurement adjustments	(1,965)	—	859	(1,106)	—	(1,106)
Other Changes(2)	(19,283)	(1,670)	—	(20,953)	—	(20,953)
Acquisition – leases	—	(2,521)	—	(2,521)	—	(2,521)
Foreign exchange adjustments	—	(64)	(86)	(150)	1,545	1,395
As at June 30, 2026	(119,235)	(8,099)	(8,912)	(136,246)	102,914	(33,332)
(1)Cash flows for borrowings and leases include the payments of borrowings, lease liabilities, interest and debt transaction costs which are presented as financing cash flows in the statement of cash flows.
(2)Other changes include modification of leases and accrued interest expenses for borrowings and leases.

Summary of Financial Assets and Liabilities Measured and Recognized at Fair Value
The following table presents the Group's financial assets and financial liabilities measured and recognized at fair value as of June 30, 2026 and June 30, 2025 on a recurring basis, categorized by level according to the significance of the inputs used in making the measurements:

As of June 30, 2026
(in U.S. dollars, in thousands)	Notes	Level 1	Level 2	Level 3	Total
Financial Assets
Financial assets at fair value through other comprehensive income:
Equity securities - biotech sector		—	—	—	—
Total Financial Assets		—	—	—	—

Financial Liabilities
Financial liabilities at fair value through profit or loss:
Contingent consideration	5(f)(iii)	—	—	7,352	7,352
Warrant liabilities	5(f)(vi)	—	—	8,912	8,912
Total Financial Liabilities		—	—	16,264	16,264

As of June 30, 2025
(in U.S. dollars, in thousands)	Notes	Level 1	Level 2	Level 3	Total
Financial Assets
Financial assets at fair value through other comprehensive income:
Equity securities - biotech sector		—	—	1,388	1,388
Total Financial Assets		—	—	1,388	1,388

Financial Liabilities
Financial liabilities at fair value through profit or loss:
Contingent consideration	5(f)(iii)	—	—	21,779	21,779
Warrant liabilities	5(f)(vi)	—	—	5,724	5,724
Total Financial Liabilities		—	—	27,503	27,503

Summary of Changes in the Contingent Consideration Fair Value of Level 3 Instruments
The following table presents the changes in the contingent consideration balances within the level 3 instruments for the years ended June 30, 2026 and June 30, 2025:

(in U.S. dollars, in thousands)	Contingent consideration provision
Opening balance - July 1, 2024	26,892
Amount paid during the period(1)	(20,000)
Charged/(credited) to consolidated income statement:
Remeasurement(2)	14,887
Closing balance - June 30, 2025	21,779

Opening balance - July 1, 2025	21,779
Amount transferred to other payables during the period(3)	(2,370)
Charged/(credited) to consolidated income statement:
Remeasurement(3)	(12,057)
Closing balance - June 30, 2026	7,352

(1)
In January 2025, the Group issued 10,228,239 ordinary shares as payment for a $20.0 million milestone within contingent consideration following the FDA approval of Ryoncil® in the treatment of children with SR-aGVHD in the United States in December 2024. The shares are subject to a 12-month lock-up period.

(2)
In the year ended June 30, 2025, a loss of $14.9 million was recognized on the remeasurement of contingent consideration pertaining to the acquisition of MSC assets from Osiris. Within this $14.9 million loss, $4.6 million of the remeasurement loss was a net result of changing key assumptions of the contingent consideration valuation, such as probability of success, development timelines and the increase in valuation as the time period shortens between the valuation date and the potential settlement dates of contingent consideration including the impact of receiving FDA approval for Ryoncil® in the treatment of children with SR-aGVHD in December 2024.

Within the $14.9 million loss, the Group also recognized a loss of $10.3 million due to the remeasurement of the milestone paid in relation to the FDA approval of Ryoncil® in the treatment of children with SRaGVHD in the United States in December 2024. The contingent consideration milestone was paid in January 2025 through the issuance of shares, which were subject to a 12-month lock-up period. If the share price decreased over the lock-up period an additional payment equal to the reduction in the share price multiplied by the amount of issued shares under that milestone payment was required to be paid. This loss reflects the fair value remeasurement of the issued shares as at June 30, 2025.

(3)
In the year ended June 30, 2026, a gain of $12.1 million was recognized on the remeasurement of contingent consideration pertaining to the acquisition of MSC assets from Osiris. Within this $12.1 million gain, $4.2 million gain was due to the remeasurement of contingent consideration pertaining to the acquisition of MSC assets. This gain was a result of changing the key assumptions of the contingent consideration valuation such as probability of success and probability of payment.

Within the $12.1 million gain, the Group also recognized a gain of $7.9 million due to the fair value remeasurement of the contingent consideration milestone payment made in January 2025 through the issuance of shares that were subject to a 12-month lock-up period. At the end of the lock-up period, the contingent consideration milestone liability has been transferred to trade and other payables.

Summary of Quantitative Information About the Significant Unobservable Inputs Used in Level 3 Fair Value Measurements
The following table summarizes the quantitative information about the significant unobservable inputs used in level 3 fair value measurements:

Range of inputs (weighted average)
(in U.S. dollars, in thousands, except percent data) Description	Fair value as of June 30, 2026)	Fair value as of June 30, 2025)	Valuation technique	Unobservable inputs(1)	Year Ended June 30, 2026	Year Ended June 30, 2025	Relationship of unobservable inputs to fair value
Contingent consideration provision	7,352	21,779	Discounted cash flows	Risk adjusted discount rate	N/A	11%-13% (12.5%)	Year ended June 30, 2026: N/A Year ended June 30, 2025: A change in the discount rate by 0.5% would have no impact to the fair value.
				Expected unit sales price	N/A	Various	Year ended June 30, 2026: N/A Year ended June 30, 2025: A change in the price assumptions by 10% would increase/decrease the fair value by 0.2%.
				Expected sales volumes	N/A	Various	Year ended June 30, 2026: N/A Year ended June 30, 2025: A change in the volume assumptions by 10% would increase/decrease the fair value by 0.2%.
				Probability of success and payment	Various	Various
Year ended June 30, 2026: A change in the probability of success and payment assumptions by 10% and 20% would increase/decrease the fair value by 10% and 20.0%, respectively.
Year ended June 30, 2025: A change in the probability of success and payment assumptions by 10% and 20% would increase/decrease the fair value by 10% and 20%, respectively.

(1)There were no significant inter-relationships between unobservable inputs that materially affect fair values.

Disclosure of significant unobservable inputs used in fair value measurement of equity
The main level 3 inputs used by the Group in the valuation of contingent consideration are evaluated as follows:

Risk adjusted discount rate:	The discount rate used in the valuation has been determined based on required rates of returns of listed companies in the biotechnology industry (having regards to their stage of development, their size and number of projects) and the indicative rates of return required by suppliers of venture capital for investments with similar technical and commercial risks. This assumption is reviewed as part of the valuation process outlined above.

Expected unit sales prices:	Expected market sale price giving consideration to comparable products available in the market place and a value based pricing assessment. This assumption is reviewed as part of the valuation process outlined above.

Expected sales volumes:	Expected sales volumes of the most comparable products currently available in the market place. This assumption is reviewed as part of the valuation process outlined above.

Probability of success and payment:	Expected cash flows used to measure contingent consideration are risk adjusted for the probability of successful development of products and payment provisions with the agreement. These assumptions are reviewed as part of the valuation process outlined above.

Disclosure of Detailed Information About Valuation Processes of Contingent Consideration at Fair Value Explanatory	The following assumptions were based on observable market conditions that existed as of June 30, 2025:

(in U.S. dollars, except percent data and as otherwise noted) Assumption	As of June 30, 2026(1)	As of June 30, 2025	Rationale
Share Price	N/A	A$1.62	Closing share price on valuation date from external market source
Exercise price	N/A	A$3.15	Market price on initial payment date
Expected Term	Nil	7 months	Lock-up period
Dividend Yield	N/A	0%	Based on Company’s nil dividend history
Expected Volatility	N/A	73.57%	Based on historical volatility data for the Company
Risk Free Interest Rate	N/A	3.47%	Based on the closing U.S. treasury issued 5 years bonds on valuation date
Fair value per share	N/A	$1.0033	Determined using Black-Scholes valuation model with the inputs above
Fair value	N/A	$10,262,224	Fair value of $Nil as of June 30, 2026. Fair value was $10,262,224.00 as of June 30, 2025.

(1)
In January 2026, the derivative financial liability settled when the lock-up period ended and an amount payable of $2.4 million was recorded in trade and other payables in relation to this derivative financial liability.

	As of June 30,
The fair value of contingent consideration (in U.S. dollars, in thousands)	2026	2025
Fair value of cash or stock payable, dependent on achievement of future late-stage clinical or regulatory targets	7,352	10,778
Fair value of financial derivative liability	—	10,262
Fair value of royalty payments from commercialization of the intellectual property acquired	—	739
	7,352	21,779

Summary of Warrant Liability
(vi)    Warrant liability

(in U.S. dollars, in thousands)	As of June 30,
Warrant liability	2026	2025
Opening balance	5,724	4,647
Warrants fair value at grant date - December 30, 2025	3,961	—
Remeasurement of warrant liability	(859)	4,962
Exercise of warrants	—	(3,885)
Foreign currency translation reserve	86	—
Closing Balance	8,912	5,724

Summary of Fair Value of Warrants	The following assumptions were based on observable market conditions that existed as of June 30, 2026 and 2025.

(in U.S. dollars, except percent data and as otherwise noted) Assumption	As of June 30, 2026	As of June 30, 2025	Rationale
Share Price	$13.53	$10.89	Closing share price on valuation date from external market source
Exercise Price	$14.36	$14.36	As per subscription agreement
Expected Term	2.5 years	4 years	As per subscription agreement
Dividend Yield	0%	0%	Based on Company’s nil dividend history
Expected Volatility	91.04%	93.43%	Based on historical volatility data for the Company
Risk Free Interest Rate	4.34%	3.99%	Based on the closing U.S. treasury issued 7 year bonds on valuation date
Fair value per warrant	$7.3480	$6.4688	Determined using Black-Scholes valuation model with the inputs above
Fair value	$6,501,806	$5,723,883	Fair value of 884,838 warrants of $6,501,806 as of June 30, 2026 and fair value of 884,838 warrants of $5,723,883 as of June 30, 2025
The following assumptions were based on observable market conditions that existed at the grant date and as of June 30, 2026.

(in U.S. dollars, except percent data and as otherwise noted) Assumption	As of June 30, 2026	At Grant date - December 30, 2025	Rationale
Share Price	A$1.96	A$2.80	Closing share price on valuation date from external market source
Exercise price	A$3.20	A$3.20	As per subscription agreement
Expected Term	5.5 years	6 years	As per subscription agreement
Dividend Yield	0%	0%	Based on Company’s nil dividend history
Expected Volatility	72.95%	73.50%	Based on historical volatility data for the Company
Risk Free Interest Rate	4.40%	4.29%	Based on the closing Australian Government issued 5 year bonds on valuation date
Fair value per warrant	$1.0878	$1.8298	Determined using Black-Scholes valuation model with the inputs above
Fair value	A$3,509,103	A$5,902,568	Fair value of 3,225,756 warrants of A$3,509,103 (US$2,410,403) as of June 30, 2026 and of A$5,902,568 (US$3,961,213) as at grant date December 30, 2025.
The following assumptions were based on observable market conditions that existed at the valuation date.

(in U.S. dollars, except percent data and as otherwise noted) Assumption	Valuation date - November 25, 2025	Valuation date - November 25, 2025	Rationale
Share Price	$16.06	A$2.38	Closing share price on valuation date from external market source.
Exercise Price	$16.25	A$2.52	As per subscription agreement
Expected Term	3.5 years	3.5 years	As per subscription agreement
Dividend Yield	0%	0%	Based on Company’s nil dividend history
Expected Volatility	92.68%	74.99%	Based on historical volatility data for the Company
Risk Free Interest Rate	3.78%	3.92%	Based on the U.S treasury issued 7 year bonds and Australian Government issued 5 year bonds
Fair value per warrant	$10.7592	A$1.3546	Determined using Black Scholes valuation model with the inputs above
Fair value	$430,368	A$2,167,348	Fair value of 400,000 ADS warrants of $430,368 and fair value of 1,600,000 ordinary share warrants of A$2,167,348 ($1,398,806) as at valuation date November 25, 2025.